Note 11 - Derivative Liabilities (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Liabilities [Abstract]
Convertible debentures	$ 273,312	$ 308,065
Common Stock Warrants	3,303	22,814
Convertible preferred stock	13,787	25,729
Derivative Liabilities	$ 290,402	$ 356,608	$ 0